Accrued Expense and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Compensation	$ 2,875	$ 2,932
Marketing services	949	863
Distribution agreements and managed care costs	959	867
Professional fees	291	623
Franchise taxes	52	263
Travel expenses	53	144
Manufacturing expenses	89	46
Other accruals	264	193
Total accrued expenses and other current liabilities	$ 5,532	$ 5,931